8. Financial Risk Management: Schedule of exposure to foreign currency risk (Details) - USD ($)		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Canada, Dollars
Foreign curreny risk - Cash	[1]	$ 12,513	$ 3,026	$ 987
Foreign curreny risk - Receivables	[1]	1,739	12,849	10,016
Foreign curreny risk - Accounts payable and accrued liabilities	[1]	(39,938)	(83,353)	(128,813)
Indonesia, Rupiahs
Foreign curreny risk - Cash	[1]	66,906,321	310,453,039	211,156,790
Foreign curreny risk - Receivables	[1]	0	0	0
Foreign curreny risk - Accounts payable and accrued liabilities	[1]	$ 638,635,895	$ (439,546,620)	$ (341,664,000)

[1]	See Note 9.